Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Aug. 13, 2017	Dec. 31, 2015	Aug. 31, 2017	Jan. 31, 2016	Sep. 30, 2017	Feb. 29, 2016	Oct. 31, 2017	Mar. 31, 2016	Nov. 30, 2017	Apr. 30, 2016	Dec. 31, 2017	May 31, 2016	Jan. 31, 2018	Jun. 30, 2016	Feb. 28, 2018	Jul. 31, 2016	Mar. 31, 2018	Aug. 31, 2016	Apr. 30, 2018	Sep. 30, 2016	May 31, 2018	Oct. 31, 2016	Jun. 30, 2018	Nov. 30, 2016	Dec. 31, 2025	Jul. 31, 2018	Dec. 31, 2016	Aug. 31, 2018	Jan. 31, 2017	Sep. 30, 2018	Feb. 28, 2017	Oct. 31, 2018	Mar. 31, 2017	Nov. 30, 2018	Apr. 30, 2017	Dec. 31, 2018	May 31, 2017	Jan. 31, 2019	Jun. 30, 2017	Feb. 28, 2019	Jul. 31, 2017	Mar. 31, 2019	Aug. 31, 2017	Apr. 30, 2019	Sep. 30, 2017	May 31, 2019	Oct. 31, 2017	Jun. 30, 2019	Nov. 30, 2017	Jul. 31, 2019	Dec. 31, 2017	Aug. 31, 2019	Jan. 31, 2018	Sep. 30, 2019	Feb. 28, 2018	Oct. 31, 2019	Mar. 31, 2018	Nov. 30, 2019	Apr. 30, 2018	Dec. 31, 2019	May 31, 2018	Jan. 31, 2020	Jun. 30, 2018	Feb. 29, 2020	Jul. 31, 2018	Mar. 31, 2020	Aug. 31, 2018	Apr. 30, 2020	Sep. 30, 2018	May 31, 2020	Oct. 31, 2018	Jun. 30, 2020	Nov. 30, 2018	Jul. 31, 2020	Dec. 31, 2018	Aug. 31, 2020	Jan. 31, 2019	Sep. 30, 2020	Feb. 28, 2019	Oct. 31, 2020	Mar. 31, 2019	Nov. 30, 2020	Apr. 30, 2019	Dec. 31, 2020	May 31, 2019	Jan. 31, 2021	Jun. 30, 2019	Feb. 28, 2021	Jul. 31, 2019	Mar. 31, 2021	Aug. 31, 2019	Apr. 30, 2021	Sep. 30, 2019	May 31, 2021	Oct. 31, 2019	Jun. 30, 2021	Nov. 30, 2019	Jul. 31, 2021	Dec. 31, 2019	Aug. 31, 2021	Jan. 31, 2020	Sep. 30, 2021	Feb. 29, 2020	Oct. 31, 2021	Mar. 31, 2020	Nov. 30, 2021	Apr. 30, 2020	Dec. 31, 2021	May 31, 2020	Jan. 31, 2022	Jun. 30, 2020	Feb. 28, 2022	Jul. 31, 2020	Mar. 31, 2022	Aug. 31, 2020	Apr. 30, 2022	Sep. 30, 2020	May 31, 2022	Oct. 31, 2020	Jun. 30, 2022	Nov. 30, 2020	Jul. 31, 2022	Dec. 31, 2020	Aug. 31, 2022	Jan. 31, 2021	Sep. 30, 2022	Feb. 28, 2021	Oct. 31, 2022	Mar. 31, 2021	Nov. 30, 2022	Apr. 30, 2021	Dec. 31, 2022	May 31, 2021	Jan. 31, 2023	Jun. 30, 2021	Feb. 28, 2023	Jul. 31, 2021	Mar. 31, 2023	Aug. 31, 2021	Apr. 30, 2023	Sep. 30, 2021	May 31, 2023	Oct. 31, 2021	Jun. 30, 2023	Nov. 30, 2021	Jul. 31, 2023	Dec. 31, 2021	Aug. 31, 2023	Jan. 31, 2022	Sep. 30, 2023	Feb. 28, 2022	Oct. 31, 2023	Mar. 31, 2022	Nov. 30, 2023	Apr. 30, 2022	Dec. 31, 2023	May 31, 2022	Jan. 31, 2024	Jun. 30, 2022	Feb. 29, 2024	Jul. 31, 2022	Mar. 31, 2024	Aug. 31, 2022	Apr. 30, 2024	Sep. 30, 2022	May 31, 2024	Oct. 31, 2022	Jun. 30, 2024	Nov. 30, 2022	Jul. 31, 2024	Dec. 31, 2022	Aug. 31, 2024	Jan. 31, 2023	Sep. 30, 2024	Feb. 28, 2023	Oct. 31, 2024	Mar. 31, 2023	Nov. 30, 2024	Apr. 30, 2023	Dec. 31, 2024	May 31, 2023	Jan. 31, 2025	Jun. 30, 2023	Feb. 28, 2025	Jul. 31, 2023	Mar. 31, 2025	Aug. 31, 2023	Apr. 30, 2025	Sep. 30, 2023	May 31, 2025	Oct. 31, 2023	Jun. 30, 2025	Nov. 30, 2023	Jul. 31, 2025	Dec. 31, 2023	Aug. 31, 2025	Jan. 31, 2024	Sep. 30, 2025	Feb. 29, 2024	Oct. 31, 2025	Mar. 31, 2024	Nov. 30, 2025	Apr. 30, 2024	Dec. 31, 2025	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000193014
Account Value [Line Items]
Line Graph and Table Measure Name																									Value Line Mid Cap Focused Fund Inc.-Institutional Class
Accumulated Value	$ 10,000		$ 10,071		$ 10,247		$ 10,488		$ 10,701		$ 10,689		$ 11,274		$ 10,940		$ 10,956		$ 10,851		$ 11,073		$ 11,335			$ 11,875		$ 12,454		$ 12,660		$ 11,697		$ 12,137		$ 11,221		$ 12,081		$ 12,801		$ 13,205		$ 13,703		$ 13,445		$ 14,358		$ 14,499		$ 14,721		$ 14,634		$ 14,639		$ 15,166		$ 15,225		$ 15,772		$ 14,594		$ 12,685		$ 13,500		$ 14,916		$ 14,838		$ 15,808		$ 16,362		$ 15,957		$ 15,802		$ 17,480		$ 18,307		$ 17,365		$ 17,823		$ 18,507		$ 19,603		$ 19,493		$ 19,777		$ 20,447		$ 20,970		$ 19,777		$ 21,021		$ 20,576		$ 22,012		$ 20,319		$ 20,172		$ 20,829		$ 19,486		$ 19,381		$ 18,332		$ 19,829		$ 19,213		$ 17,905		$ 19,367		$ 20,857		$ 19,954		$ 21,229		$ 20,929		$ 21,342		$ 21,259		$ 21,034		$ 22,384		$ 22,504		$ 22,489		$ 21,492		$ 20,719		$ 22,909		$ 24,420		$ 24,555		$ 25,871		$ 26,299		$ 24,675		$ 25,337		$ 25,645		$ 27,149		$ 27,931		$ 28,209		$ 27,014		$ 28,269		$ 26,341		$ 27,171		$ 26,661		$ 26,166		$ 25,900		$ 26,668		$ 27,262		$ 27,034		$ 26,980		$ 27,308		$ 26,661		$ 27,224		$ 26,610
C000020635
Account Value [Line Items]
Line Graph and Table Measure Name																									Value Line Mid Cap Focused Fund Inc.-Investor Class
Accumulated Value		$ 10,000		$ 9,600		$ 9,633		$ 10,294		$ 10,300		$ 10,560		$ 10,754		$ 10,907		$ 11,014		$ 10,947		$ 10,734		$ 11,061			$ 11,094		$ 11,306		$ 11,810		$ 11,837		$ 12,267		$ 12,642		$ 12,437		$ 12,724		$ 12,533		$ 12,744		$ 13,051		$ 13,310		$ 13,295		$ 14,016		$ 13,600		$ 13,614		$ 13,475		$ 13,752		$ 14,071		$ 14,743		$ 15,457		$ 15,713		$ 14,514		$ 15,055		$ 13,922		$ 14,979		$ 15,868		$ 16,370		$ 16,982		$ 16,662		$ 17,784		$ 17,958		$ 18,228		$ 18,111		$ 18,119		$ 18,767		$ 18,837		$ 19,510		$ 18,046		$ 15,682		$ 16,687		$ 18,438		$ 18,335		$ 19,532		$ 20,204		$ 19,702		$ 19,510		$ 21,571		$ 22,596		$ 21,430		$ 21,989		$ 22,828		$ 24,170		$ 24,026		$ 24,377		$ 25,192		$ 25,839		$ 24,361		$ 25,887		$ 25,336		$ 27,089		$ 25,008		$ 24,817		$ 25,624		$ 23,967		$ 23,837		$ 22,537		$ 24,375		$ 23,612		$ 21,999		$ 23,785		$ 25,615		$ 24,500		$ 26,058		$ 25,687		$ 26,188		$ 26,077		$ 25,798		$ 27,450		$ 27,589		$ 27,570		$ 26,346		$ 25,390		$ 28,071		$ 29,916		$ 30,074		$ 31,679		$ 32,199		$ 30,204		$ 31,011	$ 31,382	$ 33,210	$ 34,166	$ 34,500	$ 33,034	$ 34,565	$ 32,197	$ 33,200	$ 32,582	$ 31,963	$ 31,635	$ 32,563	$ 33,284	$ 32,994	$ 32,928	$ 33,322	$ 32,525	$ 33,209	$ 32,454
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,126		10,523		10,761		11,157		11,181		11,502		10,992		11,094		11,066		11,522		11,571			11,775		12,151		12,018		10,871		11,210		9,942		10,982		11,447		11,382		11,840		10,896		11,729		11,868		11,370		11,718		11,851		12,203		12,546		12,219		11,059		8,820		10,071		10,807		10,943		11,448		11,850		11,465		11,715		13,387		14,260		14,474		15,459		16,181		16,909		16,943		16,769		16,827		17,155		16,474		17,443		16,931		17,791		16,508		16,692		16,923		15,720		15,838		14,314		15,867		15,375		13,962		15,430		16,374		15,467		16,895		16,588		16,056		15,930		15,422		16,835		17,529		17,022		16,128		15,267		16,566		18,010		17,701		18,753		19,802		18,610		19,427		19,120		20,230		20,214		20,448		20,303		22,092		20,518		21,308		20,382		19,266		18,832		19,849		20,559		20,892		21,601		21,700		21,599		22,041		22,057
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,431		9,564		10,378		10,506		10,748		10,793		11,256		11,312		11,240		10,939		11,815			12,074		12,276		12,598		12,550		12,654		12,593		12,797		12,910		12,711		13,209		13,508		14,005		14,035		14,439		13,799		13,927		13,891		14,464		14,525		14,781		15,253		15,086		13,646		14,072		12,480		13,785		14,369		14,288		14,862		13,677		14,723		14,898		14,273		14,710		14,876		15,319		15,749		15,338		13,882		11,072		12,642		13,566		13,737		14,370		14,875		14,392		14,705		16,804		17,900		18,170		19,405		20,312		21,226		21,268		21,050		21,123		21,534		20,679		21,896		21,253		22,332		20,722		20,953		21,243		19,734		19,881		17,969		19,918		19,300		17,526		19,369		20,554		19,416		21,208		20,823		20,155		19,997		19,359		21,132		22,004		21,368		20,245		19,164		20,794		22,607		22,220		23,540		24,857		23,361		24,386	24,001	25,394	25,374	25,668	25,486	27,732	25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	27,688
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,139		$ 10,348		$ 10,589		$ 10,914		$ 11,035		$ 11,667		$ 11,237		$ 10,951		$ 10,994		$ 11,258		$ 11,328			$ 11,749		$ 12,132		$ 12,201		$ 11,367		$ 11,599		$ 10,551		$ 11,397		$ 11,763		$ 11,991		$ 12,477		$ 11,684		$ 12,508		$ 12,687		$ 12,486		$ 12,720		$ 12,996		$ 13,467		$ 13,874		$ 13,868		$ 12,727		$ 11,155		$ 12,585		$ 13,184		$ 13,446		$ 14,204		$ 15,225		$ 14,647		$ 14,257		$ 15,818		$ 16,426		$ 16,260		$ 16,709		$ 17,441		$ 18,371		$ 18,500		$ 18,932		$ 19,381		$ 19,971		$ 19,042		$ 20,376		$ 20,235		$ 21,142		$ 20,048		$ 19,447		$ 20,169		$ 18,411		$ 18,444		$ 16,922		$ 18,482		$ 17,728		$ 16,096		$ 17,399		$ 18,371		$ 17,313		$ 18,400		$ 17,951		$ 18,611		$ 18,901		$ 18,983		$ 20,238		$ 20,888		$ 20,555		$ 19,575		$ 19,163		$ 20,914		$ 21,864		$ 22,231		$ 23,418		$ 24,172		$ 23,184		$ 24,334		$ 25,207		$ 25,514		$ 26,133		$ 26,691		$ 26,449		$ 28,001		$ 27,334		$ 28,095		$ 27,729		$ 26,166		$ 25,989		$ 27,625		$ 29,029		$ 29,681		$ 30,283		$ 31,388		$ 32,123		$ 32,202		$ 32,221
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 9,504		$ 9,491		$ 10,135		$ 10,174		$ 10,357		$ 10,384		$ 10,766		$ 10,782		$ 10,784		$ 10,587		$ 10,979			$ 11,196		$ 11,408		$ 11,861		$ 11,875		$ 11,997		$ 12,166		$ 12,242		$ 12,494		$ 12,532		$ 12,790		$ 13,089		$ 13,490		$ 13,640		$ 14,421		$ 13,890		$ 13,537		$ 13,589		$ 13,916		$ 14,002		$ 14,523		$ 14,996		$ 15,081		$ 14,050		$ 14,337		$ 13,042		$ 14,087		$ 14,540		$ 14,822		$ 15,422		$ 14,442		$ 15,460		$ 15,682		$ 15,434		$ 15,723		$ 16,063		$ 16,646		$ 17,149		$ 17,142		$ 15,731		$ 13,788		$ 15,555		$ 16,296		$ 16,620		$ 17,558		$ 18,820		$ 18,105		$ 17,623		$ 19,552		$ 20,304		$ 20,099		$ 20,653		$ 21,558		$ 22,708		$ 22,867		$ 23,401		$ 23,956		$ 24,685		$ 23,537		$ 25,186		$ 25,011		$ 26,132		$ 24,780		$ 24,038		$ 24,931		$ 22,757		$ 22,798		$ 20,916		$ 22,845		$ 21,913		$ 19,895		$ 21,506		$ 22,708		$ 21,399		$ 22,744		$ 22,189		$ 23,004		$ 23,363		$ 23,464		$ 25,015		$ 25,818		$ 25,407		$ 24,196		$ 23,687		$ 25,850		$ 27,025		$ 27,479		$ 28,946		$ 29,878		$ 28,657		$ 30,078	$ 31,157	$ 31,537	$ 32,302	$ 32,992	$ 32,692	$ 34,611	$ 33,786	$ 34,727	$ 34,274	$ 32,343	$ 32,124	$ 34,146	$ 35,882	$ 36,687	$ 37,431	$ 38,797	$ 39,706	$ 39,803	$ 39,827